Selected Statement Of Operations Data	12 Months Ended
Dec. 31, 2011
Selected Statement Of Operations Data [Abstract]
Selected Statement Of Operations Data

NOTE 13—SELECTED STATEMENT OF OPERATIONS DATA:

a.	Segment and geographical information:

(i)	Reportable segments:

(A)	General

The Company's two reportable segments are as follows:

1.	Production Solutions for the Electronics Industry—this comprises the design, development, manufacture, marketing and service of yield-enhancing and production solutions for the supply chain of the electronics industry. The Company's products include AOI, AOR, imaging and production systems used in the manufacture of PCBs and other electronic components and AOI, test and repair systems used in the manufacture of FPDs. The Company also markets CAM and engineering solutions for PCB production. The Company aggregates two operating segments into this reportable segment based on the similarity of their long-term economic characteristics, products and services, production processes, classes of customers, methods of distribution and inter dependence.

2.	Recognition Software—this comprises the development and marketing of character recognition solutions to banks, financial and other payment processing institutions by Orbograph.

In addition to its two reportable segments, certain research, development and marketing initiatives concerning various products not related to the Company's two reportable segments are classified under "Other".

(B)	Information on revenues and assets of the reportable segments:

1.	Measurement of revenues and assets of the reportable segments:

The measurement of revenues and assets of the reportable segments is based on the same accounting principles applied in these financial statements.

Segment income or loss reflects the income or loss from continuing operations of the segment and does not include financial expenses—net, taxes on income and loss from discontinued operations since those items are not allocated to the segments.

2.	Financial data relating to reportable segments:

	Production solutions for the electronics industry	Recognition software	Other	Total
	$ in thousands
Year ended December 31, 2011:
Revenues from unaffiliated customers:
Sales of products	417,109	6,859		423,968
Services rendered	135,527	5,818		141,345

Total revenues	552,636	12,677		565,313

Operating income (loss)	62,624	2,725	(5,288)	60,061

Assets (at end of year)	707,360	20,608	3,936	731,904

Expenditures for segment assets	7,291	915	1,658	9,864

Depreciation and amortization	19,645	154	159	19,958

Year ended December 31, 2010:
Revenues from unaffiliated customers:
Sales of products	401,822	7,710		409,532
Services rendered	113,761	6,062		119,823

Total revenues	515,583	13,772		529,355

Operating income (loss)	60,594	3,198	(6,105)	57,687

Assets (at end of year)	583,366	12,795	1,208	597,369

Expenditures for segment assets	6,329	91	332	6,752

Depreciation and amortization	23,331	152	182	23,665

Year ended December 31, 2009:
Revenues from unaffiliated customers:
Sales of products	244,057	7,774		251,831
Services rendered	101,195	6,304		107,499

Total revenues	345,252	14,078		359,330

Operating income (loss)	(5,179)	3,571	(3,516)	(5,124)

Assets (at end of year)	564,547	9,569	621	574,737

Expenditures for segment assets	3,572	71	27	3,670

Depreciation and amortization	29,472	128	377	29, 977

3.	Following is a reconciliation of the assets of the reportable segments to the data included in the consolidated financial statements:

	Year ended December 31
	2011	2010	2009
	$ in thousands
Total assets of reportable segments at end of year	731,904	597,369	574,737
Assets not allocated to segments	15,579	30,972	31,025

Consolidated assets at end of year	747,483	628,341	605,762

(ii)	Geographical information:

Revenues—classified by geographical area (based on the location of customers):
Sales of products:
China	193,415	101,719	46,480
Korea	69,252	141,674	52,591
Taiwan	50,829	83,045	68,632
Japan	42,995	40,846	58,181
North America (*)	33,013	22,610	13,912
Europe	13,924	16,086	9,794
Other (**)	20,540	3,552	2,241

Total sales of products	423,968	409,532	251,831

Services rendered:
China	39,014	28,978	24,555
Korea	23,602	20,171	18,301
Taiwan	24,212	21,263	18,514
Japan	20,811	19,494	15,627
North America (*)	18,427	17,275	17,719
Europe	11,301	9,899	9,966
Other (**)	3,978	2,743	2,817

Total services rendered	141,345	119,823	107,499

	565,313	529,355	359,330

(*)	mainly the United States.
(**)	mainly in the Pacific region.

(iii)	Property plant and equipment net of accumulated depreciation and amortization by geographical location:

	December 31
	2011	2010	2009
	$ in thousands
Israel	10,975	10,299	12,300
United States	5,451	5,571	5,837
Europe	6,713	5,466	5,855
Other	3,525	3,506	3,216

Total	26,664	24,842	27,208

b.	Major customers

Revenues for the years ended December 31, 2011, 2010 and 2009 included revenues recognized from major customers as below:

	Year ended December 31
	2011	2010	2009
	% of revenues
Customer A	*	17	15
Customer B	*	11	*
Customer C	*	*	15
Customer D	*	*	13

*	Less than 10% of the Company's revenues

All such revenues related to the Production Solutions for the Electronics Industry segment.

c.	Cost of revenues:

	Year ended December 31
	2011*	2010	2009
	$ in thousands
1) Cost of products sold:
Materials and subcontractors	194,819	188,471	122,475
Labor costs	22,523	16,675	13,405
Overhead and other expenses	16,670	19,494	10,573

	234,012	224,640	146,453

2) Cost of services rendered:
Materials consumed	36,728	37,691	33,050
Labor costs	33,557	30,633	26,590
Overhead and other expenses	25,145	19,937	14,109

	95,430	88,261	73,749

*	Excludes write-down of inventories in the amount of $6,743,000

d.	Selling, general and administrative expenses

	Year ended December 31
	2011	2010	2009
	$ in thousands
Comprised as follows:
Selling	43,943	38,970	39,625
General and administrative	28,640	27,294	23,973

	72,583	66,264	63,598

f.	Financial expenses—net:

	Year ended December 31
	2011	2010	2009
	$ in thousands
Income:
Interest:
In respect of bank deposits and marketable securities	1,834	1,005	1,230
Other	83	40	712
Non-Dollar transaction gains—net		8

	1,917	1,053	1,942

Expenses:
Interest:
Bank loan	4,674	5,935	4,334
Costs relating to factoring of letters of credit and promissory notes	417	525	978
Net loss from sale of marketable securities	395	909	299
Impairment of available-for-sale securities		343	2,681
Non-Dollar transaction losses—net	2,072		4,434
Bank charges and other	910	625	306

	8,468	8,337	13,032

	(6,551)	(7,284)	(11,090)

g.	Earnings (loss) per share

Following are data relating to the weighted average number of shares for the purpose of computing earnings (loss) per share:

	Year ended December 31
	2011	2010	2009
	In thousands
Weighted average number of shares issued and outstanding (net of treasury shares)—used in computation of basic earnings (loss) per share	39,909	34,911	34,501
Add—incremental shares from assumed exercise of options	907	867

Weighted average number of shares used in computation of diluted earnings (loss) per share	40,816	35,778	34,501